Related party balances and transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans Payable	$ 1,300,000
Interest rate	18.00%
Interest expense	$ 0	$ 0	$ 176,354
Interest Payable	574,065
Cost of revenues from related party	7,373,652	$ 4,718,093	$ 7,987,146
Bank of Beijing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit	3,000,000.0
Mashangyou Technology [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost of revenues from related party	$ 350,987